Income Taxes	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 14 – INCOME TAXES

As of March 31, 2019, we had net operating loss carryforwards of approximately $13,229,231, which will expire beginning at the end of 2036. A valuation allowance has been provided for the deferred tax asset as it is uncertain whether the Company will have future taxable income.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act reduces the corporate tax rate to 21% effective January 1, 2018. Consequently, we have recorded an adjustment to the deferred tax provision for the year ended December 31, 2017.

Reconciliation of the benefit (expense) for income taxes with amounts determined by applying the statutory federal income rate of 21% in 2019 and 2018 and 34% in 2017:

	2019	2018	2017
Net (Loss)	$(11,709,412)	$(1,797,228)	$(5,788,901)
Benefit (expense) for income taxes computed using the statutory rate of 21% in 2019 and 2018 and 34% in 2017	2,458,977	377,418	1,968,226
Non-deductible expense	(918,417)	(161,864)	(360,952)
Re-measurement of deferred income taxes due to tax reform	-	-	(632,683)
Change in valuation allowance	(1,540,560)	(215,554)	(974,591)
Provision for income taxes	$-	$-	$-

Significant components of the Company’s deferred tax liabilities and assets at March 31, 2019, March 31, 2018, and December 31, 2017 are as follows:

	2019	2018	2017
Total deferred tax assets – net operating losses	$2,778,139	$1,237,579	$1,022,025
Deferred tax liabilities	-	-	-
Net deferred tax assets	2,778,139	1,237,579	$1,022,025

Valuation allowance	(2,778,139)	$(1,237,579)	$(1,022,025)
	$-	$-	$-

At March 31, 2019, net operating loss (“NOL”) carry forwards summary follows:

Expiring December 31,
2036	$139,512
2037	4,727,276
4,866,788
Non-Expiring NOL
2018	1,026,447
2019	7,335,996
Total NOL Carryforward	$13,229,231

The company has never had an Internal Revenue Service audit; therefore, the tax periods ended December 31, 2016 and 2017 and March 31, 2018 and 2018 are subject to audit.